Income Taxes (Current and Deferred) - Schedule of Income Tax Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current taxes for the year	€ 547	€ 646	€ 900
Net difference in prior years estimates	24	(6)	(54)
Total current taxes	571	640	846
Deferred taxes	(196)	(150)	34
Total effective income tax recognized in income statement from continuing operations	375	490	880
Total taxes on Discontinued operations/Non-current assets held for sale			48
Total effective income tax recognized in income statements	€ 375	€ 490	€ 928